UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
7/31/15 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and defense (1.6%)

Huntington Ingalls Industries, Inc.	23,600	$2,770,876

Spirit AeroSystems Holdings, Inc. Class A(NON)	64,331	3,621,835

		6,392,711
Airlines (5.4%)

Alaska Air Group, Inc.	86,000	6,514,500

Allegiant Travel Co.	19,000	4,041,870

JetBlue Airways Corp.(NON)	493,400	11,338,332

		21,894,702
Auto components (4.9%)

Autoliv, Inc. (Sweden)(S)	23,803	2,504,076

Cooper Tire & Rubber Co.	134,800	4,438,964

Dana Holding Corp.(S)	244,300	4,534,208

Lear Corp.	49,400	5,141,058

Tenneco, Inc.(NON)	69,600	3,466,776

		20,085,082
Banks (3.9%)

Comerica, Inc.	98,700	4,681,341

OFG Bancorp (Puerto Rico)(S)	482,400	3,888,144

Popular, Inc. (Puerto Rico)(NON)	73,860	2,261,593

WesBanco, Inc.	152,200	5,056,084

		15,887,162
Biotechnology (3.6%)

Emergent BioSolutions, Inc.(NON)(S)	201,400	6,611,962

Myriad Genetics, Inc.(NON)(S)	121,100	4,131,932

United Therapeutics Corp.(NON)	22,500	3,810,600

		14,554,494
Capital markets (4.3%)

AllianceBernstein Holding LP (Partnership shares)	159,200	4,373,224

GAMCO Investors, Inc. Class A(S)	20,000	1,373,200

Piper Jaffray Cos.(NON)	47,700	2,139,345

SEI Investments Co.	119,300	6,359,883

Waddell & Reed Financial, Inc. Class A(S)	78,522	3,526,423

		17,772,075
Chemicals (1.4%)

Cabot Corp.	60,500	2,128,390

Methanex Corp. (Canada)	45,259	2,040,728

OM Group, Inc.	45,700	1,548,316

		5,717,434
Commercial services and supplies (1.1%)

ACCO Brands Corp.(NON)	463,200	3,788,976

Civeo Corp. (Canada)	46,919	100,407

Deluxe Corp.	8,722	561,958

		4,451,341
Communications equipment (4.9%)

ARRIS Group, Inc.(NON)	148,794	4,600,710

Brocade Communications Systems, Inc.	751,200	7,707,312

F5 Networks, Inc.(NON)	27,900	3,742,506

Polycom, Inc.(NON)	332,654	3,785,603

		19,836,131
Consumer finance (0.8%)

Nelnet, Inc. Class A	82,000	3,229,980

		3,229,980
Containers and packaging (0.9%)

Owens-Illinois, Inc.(NON)	67,000	1,430,450

Packaging Corp. of America	20,517	1,452,398

WestRock Co.(NON)	15,108	952,700

		3,835,548
Diversified consumer services (4.5%)

Apollo Education Group, Inc. Class A(NON)	181,000	2,318,610

DeVry Education Group, Inc.(S)	91,500	2,779,770

H&R Block, Inc.	124,626	4,148,800

ITT Educational Services, Inc.(NON)(S)	92,900	341,872

Strayer Education, Inc.(NON)(S)	158,200	8,797,502

		18,386,554
Electric utilities (0.7%)

Westar Energy, Inc.	79,700	3,000,705

		3,000,705
Electronic equipment, instruments, and components (3.3%)

Arrow Electronics, Inc.(NON)	49,600	2,884,240

Ingram Micro, Inc. Class A(NON)(S)	142,500	3,880,275

Jabil Circuit, Inc.	81,200	1,644,300

ScanSource, Inc.(NON)	105,300	3,983,499

Vishay Intertechnology, Inc.(S)	92,500	1,061,900

		13,454,214
Energy equipment and services (1.7%)

Helmerich & Payne, Inc.	33,196	1,916,737

ION Geophysical Corp.(NON)(S)	832,622	657,688

Nabors Industries, Ltd.	131,102	1,522,094

Oil States International, Inc.(NON)	18,158	546,737

Patterson-UTI Energy, Inc.(S)	64,422	1,061,997

Superior Energy Services, Inc.	68,753	1,168,801

		6,874,054
Food products (1.0%)

Pilgrim's Pride Corp.(S)	97,200	2,103,408

Sanderson Farms, Inc.	29,000	2,088,290

		4,191,698
Gas utilities (1.2%)

Atmos Energy Corp.	28,100	1,553,930

UGI Corp.(S)	95,750	3,498,705

		5,052,635
Health-care equipment and supplies (3.3%)

Analogic Corp.	37,500	3,020,625

Becton Dickinson and Co.	7,677	1,168,056

Greatbatch, Inc.(NON)	79,100	4,313,323

PhotoMedex, Inc.(NON)(S)	83,100	92,241

ResMed, Inc.	83,400	4,833,030

		13,427,275
Health-care providers and services (8.0%)

Chemed Corp.(S)	47,100	6,992,466

Hanger, Inc.(NON)(S)	82,600	1,787,464

HealthSouth Corp.	80,200	3,665,140

LHC Group, Inc.(NON)	47,100	1,897,659

Mednax, Inc.(NON)(S)	60,400	5,112,256

Owens & Minor, Inc.(S)	88,800	3,122,208

Patterson Cos., Inc.	99,900	5,010,984

Select Medical Holdings Corp.	359,400	5,186,142

		32,774,319
Hotels, restaurants, and leisure (1.3%)

Cheesecake Factory, Inc. (The)	70,104	4,047,805

International Game Technology PLC(NON)	56,452	1,117,750

		5,165,555
Household products (0.2%)

Energizer Holdings, Inc.(NON)	23,200	893,432

		893,432
Insurance (5.7%)

Assurant, Inc.	46,600	3,476,360

Endurance Specialty Holdings, Ltd.	26,679	1,853,924

Genworth Financial, Inc. Class A(NON)	254,100	1,781,241

Horace Mann Educators Corp.	142,700	5,028,748

Torchmark Corp.	49,600	3,055,856

Validus Holdings, Ltd.	119,900	5,557,365

W.R. Berkley Corp.(S)	46,187	2,573,540

		23,327,034
Internet software and services (0.8%)

IAC/InterActive Corp.	42,329	3,270,339

		3,270,339
IT Services (3.3%)

Booz Allen Hamilton Holding Corp.	105,400	2,922,742

CSG Systems International, Inc.	162,600	5,056,860

Mantech International Corp. Class A(S)	129,700	3,866,357

Syntel, Inc.(NON)	40,000	1,747,600

		13,593,559
Machinery (6.7%)

AGCO Corp.	34,828	1,915,888

Federal Signal Corp.	259,400	3,880,624

Greenbrier Cos., Inc. (The)(S)	88,500	4,048,875

Hyster-Yale Materials Holdings, Inc.(S)	23,900	1,617,313

Oshkosh Corp.	90,954	3,323,459

Terex Corp.	68,200	1,511,312

Valmont Industries, Inc.(S)	36,500	4,059,895

Wabash National Corp.(NON)(S)	192,700	2,647,698

WABCO Holdings, Inc.(NON)	34,100	4,210,327

		27,215,391
Metals and mining (0.3%)

Commercial Metals Co.	90,600	1,396,146

		1,396,146
Multi-utilities (1.6%)

TECO Energy, Inc.	164,600	3,640,952

Vectren Corp.	64,200	2,702,820

		6,343,772
Multiline retail (0.9%)

Dillards, Inc. Class A	37,400	3,810,312

		3,810,312
Oil, gas, and consumable fuels (0.4%)

Alliance Resource Partners LP	63,748	1,569,476

		1,569,476
Paper and forest products (0.7%)

Domtar Corp. (Canada)	72,300	2,939,718

		2,939,718
Personal products (1.1%)

Edgewell Personal Care Co.	23,200	2,220,472

Herbalife, Ltd.(NON)	44,400	2,241,756

		4,462,228
Pharmaceuticals (0.4%)

Lannett Co., Inc.(NON)(S)	30,600	1,823,760

		1,823,760
Professional services (2.1%)

ManpowerGroup, Inc.	17,200	1,556,256

Navigant Consulting, Inc.(NON)	243,200	3,823,104

RPX Corp.(NON)(S)	214,600	3,322,008

		8,701,368
Real estate investment trusts (REITs) (0.9%)

Omega Healthcare Investors, Inc.	74,742	2,710,146

Ryman Hospitality Properties	9,705	554,932

Xenia Hotels & Resorts, Inc.	25,962	538,192

		3,803,270
Real estate management and development (1.8%)

Jones Lang LaSalle, Inc.	40,900	7,281,836

		7,281,836
Road and rail (0.8%)

ArcBest Corp.	97,600	3,225,680

		3,225,680
Semiconductors and semiconductor equipment (3.8%)

Lam Research Corp.	77,568	5,962,652

Marvell Technology Group, Ltd.	175,500	2,183,220

Skyworks Solutions, Inc.	79,106	7,568,071

		15,713,943
Software (2.1%)

FactSet Research Systems, Inc.	51,508	8,532,815

		8,532,815
Specialty retail (6.2%)

Aaron's, Inc.	62,300	2,303,854

ANN, Inc.(NON)	91,600	4,190,700

Cato Corp. (The) Class A	43,644	1,676,366

DSW, Inc. Class A	89,400	2,907,288

Express, Inc.(NON)	30,345	577,769

GameStop Corp. Class A(S)	144,400	6,620,740

Hibbett Sports, Inc.(NON)(S)	38,100	1,735,455

Michaels Cos., Inc. (The)(NON)(S)	137,769	3,491,066

Zumiez, Inc.(NON)(S)	71,000	1,853,100

		25,356,338
Technology hardware, storage, and peripherals (0.7%)

Lexmark International, Inc. Class A(S)	88,800	3,018,312

		3,018,312
Textiles, apparel, and luxury goods (0.4%)

Deckers Outdoor Corp.(NON)(S)	20,556	1,498,121

		1,498,121

Total common stocks (cost $343,751,370)		$403,760,519

SHORT-TERM INVESTMENTS (15.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.25%(d)	59,521,450	$59,521,450

Putnam Short Term Investment Fund 0.11%(AFF)	5,517,168	5,517,168

Total short-term investments (cost $65,038,618)		$65,038,618

TOTAL INVESTMENTS

Total investments (cost $408,789,988)(b)		$468,799,137

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $408,990,317.
(b)	The aggregate identified cost on a tax basis is $408,337,183, resulting in gross unrealized appreciation and depreciation of $92,864,963 and $32,403,009, respectively, or net unrealized appreciation of $60,461,954.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$10,336,984	$14,324,861	$19,144,677	$993	$5,517,168
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $59,521,450, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $58,156,465.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$74,301,962	$—	$—
Consumer staples	9,547,358	—	—
Energy	8,443,530	—	—
Financials	71,301,357	—	—
Health care	62,579,848	—	—
Industrials	71,881,193	—	—
Information technology	77,419,313	—	—
Materials	13,888,846	—	—
Utilities	14,397,112	—	—
Total common stocks	403,760,519	—	—
Short-term investments	5,517,168	59,521,450	—

Totals by level	$409,277,687	$59,521,450	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015